CONVERTIBLE NOTES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE NOTES
Issuance of convertible notes				$ 25,297	$ 75,037	$ 23,445
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		$ (9,719)		4,448	13,162	1,065
Changes in fair values of convertible notes due to the instrument-specific credit risk		93		1,670	33	(132)
Foreign currency translation adjustment		(1,609)		(6,797)	(31,048)	448
Conversion to ordinary shares		386,509
- Current portion				20,277
- Non-current portion		75,970		81,635	76,770
Convertible notes
CONVERTIBLE NOTES
Beginning balance		101,912	$ 76,770	76,770	23,445
Issuance of convertible notes		119,284		25,297	75,037	23,445
Interest paid		(5,357)			(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(918)		2,992	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk		493		6,963	890
Foreign currency translation adjustment		(505)		(1,390)	(3,421)
Conversion to ordinary shares		(30,114)
Partial redemption of convertible notes					(5,648)
Ending balance		186,631		101,912	76,770	23,445
- Current portion		110,661		20,277
- Non-current portion		75,970		81,635
Series Pre-A Note
CONVERTIBLE NOTES
Beginning balance					23,445
Issuance of convertible notes						23,445
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk | ¥	¥ 0
Ending balance						23,445
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance		81,635	76,770	76,770
Issuance of convertible notes					75,037
Interest paid		(5,357)			(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		296	6,232	2,376	4,264	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		493	486	6,951	890	0
Foreign currency translation adjustment		(505)		(1,390)	(3,421)
Ending balance		75,970		81,635	76,770
- Non-current portion		75,970		81,635
2023 Convertible Notes
CONVERTIBLE NOTES
Beginning balance		20,277
Issuance of convertible notes		9,500		25,297
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(337)	136	616	0	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		0	$ 18	12	0	$ 0
Conversion to ordinary shares		(30,114)
Partial redemption of convertible notes					$ (5,648)
Ending balance				20,277
- Current portion				$ 20,277
2024 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes		109,784
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(877)
Ending balance		110,661
- Current portion		$ 110,661